Note 2 - Significant Accounting Policies (Detail) - Antidilutive securities	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Antidilutive securities	1,990,911	1,752,552	1,967,316	1,722,339
Series A Preferred Shares [Member]
Antidilutive securities	360,446	343,912	360,446	343,912
Series B Preferred Shares [Member]
Antidilutive securities	42,374	40,400	42,374	43,012
Series C Preferred Shares [Member]
Antidilutive securities	85,433	80,956	85,433	80,956
Series D Preferred Shares [Member]
Antidilutive securities	931,400	691,679	895,862	668,266
Warrant [Member]
Antidilutive securities	429,581	434,236	429,581	434,236
Stock Options [Member]
Antidilutive securities	141,677	161,369	140,870	144,401
Other Common Stock Equivalents [Member]
Antidilutive securities			12,750	7,556